Lease Arrangements - Summary of Changes to Right-of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee Lease Description [Line Items]
Beginning balance	$ 1,306	$ 1,971
Ending balance	944	1,306
Cost
Lessee Lease Description [Line Items]
Beginning balance	2,165	2,390
Additions	116
Exchange differences		(225)
Ending balance	2,281	2,165
Accumulated Depreciation
Lessee Lease Description [Line Items]
Beginning balance	859	419
Depreciation	472	489
Exchange differences	6	(49)
Ending balance	$ 1,337	$ 859